UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22014

Pioneer Diversified High Income Trust
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Diversified
High Income Trust

NQ | July 31, 2018

Ticker Symbol: HNW

	Shares		Value
		UNAFFILIATED ISSUERS - 144.2%
		COMMON STOCKS - 0.0%† of Net Assets
		CONSUMER DURABLES & APPAREL - 0.0%†
		Homebuilding - 0.0%†
	89,094(a)	Desarrolladora Homex SAB de CV	$368
		Total Consumer Durables & Apparel	$368
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	279(a)	Midstates Petroleum Co., Inc.	$3,657
	11,059(a)	PetroQuest Energy, Inc.	2,646
		Total Energy	$6,303
		HEALTH CARE EQUIPMENT & SERVICES - 0.0%†
		Health Care Technology - 0.0%†
	69,875^(a)	Medical Card System, Inc.	$699
		Total Health Care Equipment & Services	$699
		RETAILING - 0.0%†
		Computer & Electronics Retail - 0.0%†
	42,088^(a)	Targus Cayman SubCo., Ltd.	$87,543
		Total Retailing	$87,543
		TOTAL COMMON STOCKS
		(Cost $223,781)	$94,913
		CONVERTIBLE PREFERRED STOCK - 0.7% of Net Assets
		BANKS - 0.7%
		Diversified Banks - 0.7%
	770(b)	Bank of America Corp., 7.25%	$979,625
		Total Banks	$979,625
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $739,352)	$979,625
		PREFERRED STOCKS - 1.2% of Net Assets
		BANKS - 0.8%
		Diversified Banks - 0.8%
	40,675(c)	GMAC Capital Trust I, 8.128% (3 Month USD LIBOR + 579 bps), 2/15/40	$1,080,735
		Total Banks	$1,080,735
		DIVERSIFIED FINANCIALS - 0.4%
		Specialized Finance - 0.4%
	500(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$537,500
		Total Diversified Financials	$537,500
		MATERIALS - 0.0%†
		Diversified Chemicals - 0.0%†
	455,230^(a)	Pinnacle Agriculture	$45,523
		Total Materials	$45,523
		TOTAL PREFERRED STOCKS
		(Cost $1,810,581)	$1,663,758
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITY - 0.7% of Net Assets
		BANKS - 0.7%
		Thrifts & Mortgage Finance - 0.7%
	290,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$212,016
	139,225(d)	GMAT Trust, Series 2015-1A, Class A1, 4.25%, 9/25/20 (144A)	140,351
	500,000	VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)	518,170
		Total Banks	$870,537
		TOTAL ASSET BACKED SECURITY
		(Cost $919,408)	$870,537
		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%† of Net Assets
		BANKS - 0.0%†
	37,048	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	$29,132
	70,009	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	3,267
		Total Banks	$32,399
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $100,716)	$32,399
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.2% of Net Assets
	200,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class C, 1.368%, 2/27/48 (144A)	$183,000
	107,692(c)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	107,250
	250,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E, 3.208%, 7/10/47 (144A)	169,749
	250,000(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.82%, 5/15/46	179,285
	250,000(e)	COMM Mortgage Trust, Series 2014-FL5, Class D, 3.338% (1 Month USD LIBOR + 400 bps), 10/15/31 (144A)	239,602
	300,000(c)	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class D, 4.884%, 1/15/47 (144A)	281,098
	305,263(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	308,218
	250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	198,509
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,703,615)	$1,666,711
	Principal
	Amount
	USD ($)		Value
		CONVERTIBLE CORPORATE BOND - 1.3% of Net Assets
		MATERIALS - 1.3%
		Specialty Chemicals - 1.3%
	1,900,000(f)	Hercules LLC, 6.5%, 6/30/29	$1,914,250
		Total Materials	$1,914,250
		TOTAL CONVERTIBLE CORPORATE BOND
		(Cost $1,270,000)	$1,914,250
		CORPORATE BONDS - 97.9% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.5%
		Auto Parts & Equipment - 0.5%
EUR	165,000(g)	IHO Verwaltungs GmbH, 3.25% (4.0% PIK 0.0% cash), 9/15/23 (144A)	$196,660
EUR	395,000(g)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)	471,220
		Total Automobiles & Components	$667,880
		BANKS - 4.4%
		Diversified Banks - 3.5%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$209,980
	300,000(c)	Banco de Galicia y Buenos Aires, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	306,777
	200,000(b)(c)	Banco Santander SA, 6.375% (5 Year USD Swap Rate + 479 bps)	200,508
	950,000(b)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	1,011,750
	240,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	202,200
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	346,605
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	214,875
	250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	265,530
	400,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	431,640
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	200,872
	460,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	483,575
	344,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	267,189
	750,000	UBS AG, 7.625%, 8/17/22	835,125
			$4,976,626
		Thrifts & Mortgage Finance - 0.9%
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	$784,089
	450,000	Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	466,875
			$1,250,964
		Total Banks	$6,227,590
		CAPITAL GOODS - 1.1%
		Agricultural & Farm Machinery - 0.4%
	505,000	Titan International, Inc., 6.5%, 11/30/23 (144A)	$505,000
		Construction & Engineering - 0.3%
	455,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	$451,588
		Industrial Conglomerates - 0.4%
	490,000	APTIM Corp., 7.75%, 6/15/25 (144A)	$406,700
	133,697(g)	Boart Longyear Management Pty, Ltd., 10.0% (12.0% PIK 10.0% cash), 12/31/22	131,023
	5,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	5,050
			$542,773
		Total Capital Goods	$1,499,361
		COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
		Environmental & Facilities Services - 0.3%
	425,000	Tervita Escrow Corp., 7.625%, 12/1/21 (144A)	$438,961
		Total Commercial & Professional Services	$438,961
		CONSUMER DURABLES & APPAREL - 1.2%
		Homebuilding - 0.8%
	135,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	$143,377
	350,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	348,250
	250,000	KB Home, 7.0%, 12/15/21	263,470
	340,000	KB Home, 7.625%, 5/15/23	362,950
			$1,118,047
		Textiles - 0.4%
	655,000	Grupo Kaltex SA de CV, 8.875%, 4/11/22 (144A)	$543,493
		Total Consumer Durables & Apparel	$1,661,540
		CONSUMER SERVICES - 3.9%
		Casinos & Gaming - 2.3%
	755,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$732,350
EUR	750,000	Intralot Capital Luxembourg SA, 6.75%, 9/15/21 (144A)	756,618
	200,000	LHMC Finco S.a.r.l., 7.875%, 12/20/23 (144A)	200,450
	365,000	MGM Resorts International, 6.0%, 3/15/23	378,231
	100,000	Scientific Games International, Inc., 6.25%, 9/1/20	99,750
	1,050,000	Scientific Games International, Inc., 10.0%, 12/1/22	1,120,875
			$3,288,274
		Hotels, Resorts & Cruise Lines - 0.9%
	320,000	Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$324,800
	250,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	270,625
	366,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	358,314
	Principal
	Amount
	USD ($)		Value
		Hotels, Resorts & Cruise Lines - (continued)
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$245,919
			$1,199,658
		Restaurants - 0.3%
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	$493,762
		Specialized Consumer Services - 0.4%
	540,000	StoneMor Partners LP / Cornerstone Family Services WV, 7.875%, 6/1/21	$525,150
		Total Consumer Services	$5,506,844
		DIVERSIFIED FINANCIALS - 8.7%
		Consumer Finance - 1.6%
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	$614,244
	480,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	468,000
	710,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	691,362
	445,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)	452,787
			$2,226,393
		Finance Lease - 0.4%
	588,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$591,646
		Financial Services - 1.0%
	615,000	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	$624,225
	175,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 7/1/21	175,438
	580,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%, 6/1/22	577,100
			$1,376,763
		Other Diversified Financial Services - 4.9%
	6,000,000^(d)	Fixed Income Trust Series 2013-A, 0.0%, 10/15/97 (144A)	$6,969,256
		Supranational - 0.8%
	200,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$193,458
	680,000	Banque Ouest Africaine de Developpement, 5.5%, 5/6/21 (144A)	698,836
IDR	2,730,000,000	European Investment Bank, 7.2%, 7/9/19 (144A)	188,109
			$1,080,403
		Total Diversified Financials	$12,244,461
		ENERGY - 18.6%
		Gas Utilities - 0.6%
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$219,650
	555,000	Delek Logistics Partners, 6.75%, 5/15/25	555,000
			$774,650
		Integrated Oil & Gas - 3.4%
	145,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 10.0%, 4/1/22 (144A)	$160,225
	503,000	Comstock Escrow Corp., 9.75%, 8/15/26 (144A)	487,130
	950,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	919,125
	368,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	358,800
	410,000	Petrobras Global Finance BV, 6.25%, 3/17/24	417,380
	650,000	Petrobras Global Finance BV, 7.375%, 1/17/27	676,000
	390,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	388,050
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	886,794
	325,000	YPF SA, 8.875%, 12/19/18 (144A)	329,062
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	212,018
			$4,834,584
		Oil & Gas Drilling - 1.4%
	225,000	Ensco Plc, 7.75%, 2/1/26	$217,125
	600,000	Precision Drilling Corp., 7.125%, 1/15/26 (144A)	615,750
	815,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	831,300
	120,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	122,700
	160,000	Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)	154,800
			$1,941,675
		Oil & Gas Equipment & Services - 1.8%
	540,000	Archrock Partners LP / Archrock Partners Finance Corp., 6.0%, 10/1/22	$534,600
	1,168,000	Calfrac Holdings LP, 8.5%, 6/15/26 (144A)	1,128,580
	750,000	KCA Deutag UK Finance Plc, 9.625%, 4/1/23 (144A)	752,813
	170,000	SESI LLC, 7.75%, 9/15/24	175,100
			$2,591,093
		Oil & Gas Exploration & Production - 6.3%
	300,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.875%, 12/15/24	$312,000
	460,000	Chaparral Energy, Inc., 8.75%, 7/15/23 (144A)	461,725
	795,000	Covey Park Energy LLC / Covey Park Finance Corp., 7.5%, 5/15/25 (144A)	806,925
	410,000	Great Western Petroleum LLC / Great Western Finance Corp., 9.0%, 9/30/21 (144A)	420,250
	740,000	Gulfport Energy Corp., 6.0%, 10/15/24	714,100
	450,000	Gulfport Energy Corp., 6.375%, 5/15/25	436,500
	402,000	Halcon Resources Corp., 6.75%, 2/15/25	372,855
	420,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	413,175
	1,045,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	991,883
	450,000	Novatek OAO via Novatek Finance, DAC, 4.422%, 12/13/22 (144A)	447,042
	369,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	375,919
	571,627(g)	PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/21	257,232
	400,000	Resolute Energy Corp., 8.5%, 5/1/20	400,750
	225,000	Sanchez Energy Corp., 7.25%, 2/15/23 (144A)	221,411
	870,000	Sanchez Energy Corp., 7.75%, 6/15/21	752,550
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Exploration & Production - (continued)
	707,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	$703,465
	480,000	Whiting Petroleum Corp., 5.75%, 3/15/21	489,600
	100,000	Whiting Petroleum Corp., 6.625%, 1/15/26	103,562
	150,000	WPX Energy, Inc., 8.25%, 8/1/23	169,695
			$8,850,639
		Oil & Gas Refining & Marketing - 0.6%
	669,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21	$662,310
	200,000	PBF Holding Co., LLC / PBF Finance Corp., 7.0%, 11/15/23	208,000
			$870,310
		Oil & Gas Storage & Transportation - 4.5%
	220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$222,816
	310,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	312,325
	200,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	219,500
	450,000(e)	Energy Transfer Partners LP, 5.361% (3 Month USD LIBOR + 302 bps), 11/1/66	389,250
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	97,951
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	296,300
	950,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.75%, 8/1/22	969,000
	480,000	Global Partners LP / GLP Finance Corp., 7.0%, 6/15/23	476,400
	585,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	587,925
	935,000	PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/23	949,025
	600,000	TransMontaigne Partners LP / TLP Finance Corp., 6.125%, 2/15/26	592,500
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,251,375
			$6,364,367
		Total Energy	$26,227,318
		FOOD & STAPLES RETAILING - 0.1%
		Food Retail - 0.1%
	200,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$198,250
	169,849(h)	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)	5,945
		Total Food & Staples Retailing	$204,195
		FOOD, BEVERAGE & TOBACCO - 5.1%
		Agricultural Products - 0.3%
	444,769	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$411,411
		Packaged Foods & Meats - 4.2%
	655,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	$656,638
	1,317,000	MARB BondCo Plc, 6.875%, 1/19/25 (144A)	1,270,918
	975,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	996,938
	700,000	Marfrig Holdings Europe BV, 11.25%, 9/20/21 (144A)	719,250
	580,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	540,125
	600,000	Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)	595,500
EUR	411,000	Picard Bonco SA, 5.5%, 11/30/24 (144A)	462,266
	652,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	607,990
			$5,849,625
		Tobacco - 0.6%
	160,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$165,200
	800,000	Alliance One International, Inc., 9.875%, 7/15/21	731,000
			$896,200
		Total Food, Beverage & Tobacco	$7,157,236
		HEALTH CARE EQUIPMENT & SERVICES - 1.3%
		Health Care Facilities - 1.0%
	810,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	$858,600
	455,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	396,988
	167,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	167,235
			$1,422,823
		Health Care Services - 0.3%
	425,000	BioScrip, Inc., 8.875%, 2/15/21	$407,469
		Total Health Care Equipment & Services	$1,830,292
		INSURANCE - 25.9%
		Property & Casualty Insurance - 0.4%
	499,000	Wand Merger Corp., 8.125%, 7/15/23 (144A)	$519,010
		Reinsurance - 25.5%
	500,000(e)	Alamo Re, 6.868% (3 Month U.S. Treasury Bill + 485 bps), 6/8/20 (144A) (Cat Bond)	$505,000
	500,000(e)	Aozora Re, 4.581% (6 Month USD LIBOR + 224 bps), 4/7/20 (144A) (Cat Bond)	504,250
	1,460,307+(i)(j)	Berwick Re 2018, Variable Rate Notes, 12/31/21	1,507,183
	400,000+(i)(j)	Blue Lotus Re 2018, Variable Rate Notes, 12/31/21	426,520
	750,000(e)	Bosphorus Re, 5.53% (6 Month USD LIBOR + 325 bps), 8/17/18 (144A) (Cat Bond)	751,875
	375,000(e)	Caelus Re V, 2.518% (3 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A) (Cat Bond)	5,437
	400,000(e)	Caelus Re V, 2.518% (3 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A) (Cat Bond)	6,160
	250,000(e)	Caelus Re V, 9.518% (3 Month U.S. Treasury Bill + 750 bps), 6/7/21 (144A) (Cat Bond)	251,125
	250,000(e)	Cal Phoenix Re, 9.648%, 8/13/21 (3 Month USD LIBOR + 750 bps), 8/13/21 (Cat Bond)	250,000
	800,000+(i)(j)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	2,560
	1,000,000+(i)(j)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	27,000
	1,000,000+(i)(j)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	254,200
	250,000+(i)(j)	Carnoustie Re 2018, Variable Rate Notes, 12/31/21	262,600
	400,000+(i)(j)	Castle Stuart Re 2018, Variable Rate Notes, 12/1/21	409,040
	750,000(e)	Citrus Re, 9.868% (3 Month U.S. Treasury Bill + 785 bps), 2/25/19 (144A) (Cat Bond)	706,125
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	500,000+(i)(j)	Clarendon Re 2018, Variable Rate Notes, 1/15/19	$456,400
	750,000(e)	Cranberry Re, 4.112% (6 Month USD LIBOR + 200 bps), 7/13/20 (144A) (Cat Bond)	755,850
	650,000+(i)(j)	Cyprus Re 2017, Variable Rate Notes, 1/10/19	297,440
	500,000+(i)(j)	Cyprus Re 2018, Variable Rate Notes, 1/15/19	478,950
	250,000+(i)(j)	Darmouth Re 2018, Variable Rate Notes, 1/15/19	215,450
	400,000+(i)(j)	Denning Re 2017, Variable Rate Notes, 7/13/18	401,000
	416,087+(i)(j)	Denning Re 2018, Variable Rate Notes, 7/15/19	408,681
	250,000+(i)(j)	EC0009, Variable Rate Notes, 12/31/20	238,000
	250,000+(i)(j)	EC0012 Re, Variable Rate Notes, 6/15/19	243,650
	250,000+(i)(j)	Eden Re II, Variable Rate Notes, 3/22/21 (144A)	146,375
	250,000+(i)(j)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	264,850
	750,000+(i)(j)	Eden Re II, Variable Rate Notes, 3/22/22 (144A)	794,100
	250,000(e)	FloodSmart Re, 13.268% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A) (Cat Bond)	250,000
	250,000(e)	Galilei Re, 10.61% (6 Month USD LIBOR + 841 bps), 1/8/21 (144A) (Cat Bond)	253,475
	250,000(e)	Galilei Re, 16.06% (6 Month USD LIBOR + 1,388 bps), 1/8/20 (144A) (Cat Bond)	251,175
	250,000(e)	Galilei Re, 16.08% (6 Month USD LIBOR + 1,388 bps), 1/8/21 (144A) (Cat Bond)	254,125
	500,000(e)	Galileo Re, 9.683% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A) (Cat Bond)	500,550
	250,000(e)	Galileo Re, 10.958% (3 Month U.S. Treasury Bill + 894 bps), 1/8/19 (144A) (Cat Bond)	246,025
	250,000(e)	Galileo Re, 15.528% (3 Month U.S. Treasury Bill + 1,351 bps), 1/8/19 (144A) (Cat Bond)	246,300
	2,400,000+(i)(j)	Gleneagles Re 2016, Variable Rate Notes, 11/30/20	222,888
	1,500,000+(i)(j)	Gleneagles Re 2017, Variable Rate Notes, 11/30/21	847,839
	250,000+(i)(j)	Gleneagles Re 2018, Variable Rate Notes, 12/31/21	262,425
	300,000+(i)(j)	Gloucester Re 2018, Variable Rate Notes, 1/15/19	238,530
	1,000,000+(i)(j)	Gullane Re 2018, Variable Rate Notes, 12/31/21	1,005,800
	1,000,000+(i)(j)	Harambee Re 2018, Variable Rate Notes, 12/31/21	1,030,000
	750,000(e)	Integrity Re, 5.348% (6 Month USD LIBOR + 324 bps), 6/10/20 (144A) (Cat Bond)	747,300
	500,000(e)	Integrity Re, 6.228% (6 Month USD LIBOR + 412 bps), 6/10/20 (144A) (Cat Bond)	498,650
	250,000(e)	International Bank for Reconstruction & Development, 7.626% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A) (Cat Bond)	249,250
	300,000(e)	International Bank for Reconstruction & Development, 9.008% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A) (Cat Bond)	302,070
	250,000(e)	International Bank for Reconstruction & Development, 11.026% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A) (Cat Bond)	249,913
	300,000(e)	International Bank for Reconstruction & Development, 14.031% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A) (Cat Bond)	291,480
	326,836+(i)(j)	Kilarney Re 2018, Variable Rate Notes, 4/15/19	342,034
	500,000(e)	Kilimanjaro II Re, 9.341% (6 Month USD LIBOR + 714 bps), 4/20/21 (144A) (Cat Bond)	500,100
	500,000(e)	Kilimanjaro II Re, 11.691% (6 Month USD LIBOR + 949 bps), 4/20/21 (144A) (Cat Bond)	499,000
	500,000(e)	Kizuna Re II, 4.518% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A) (Cat Bond)	506,800
	250,000+(i)(j)	Limestone Re, Variable Rate Notes, 3/1/22	250,700
EUR	500,000(e)	Lion II Re, 3.17% (3 Month EURIBOR + 317 bps), 7/15/21 (144A) (Cat Bond)	584,650
	1,000,000+(i)(j)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	931,400
	29,356+(i)(j)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	29,796
	500,000+(i)(j)	Madison Re 2018, Variable Rate Notes, 12/31/21	530,950
	350,000+(i)(j)	Merion Re 2018-1, Variable Rate Notes, 12/31/21	318,080
	500,000+(i)(j)	Merion Re 2018-2, Variable Rate Notes, 12/31/21	539,400
	500,000(e)	Merna Re, 4.018% (3 Month U.S. Treasury Bill + 200 bps), 4/8/20 (144A) (Cat Bond)	500,150
	500,000(e)	Nakama Re, 4.28% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A) (Cat Bond)	506,900
	250,000+(i)(j)	NCM Re 2018, Variable Rate Notes, 12/31/21	271,275
	750,000(e)	Northshore Re II, 9.228% (3 Month U.S. Treasury Bill + 721 bps), 7/6/20 (144A) (Cat Bond)	760,725
	400,000+(i)(j)	Old Head Re 2018, Variable Rate Notes, 12/31/21	358,800
	300,000+(i)(j)	Oyster Bay Re 2018, Variable Rate Notes, 1/15/19	281,400
	3,000,000+(i)(j)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	5,400
	2,000,000+(i)(j)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	14,260
	2,000,000+(i)(j)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	10,920
	1,000,000+(i)(j)	Pangaea Re 2018-1, Variable Rate Notes, 12/31/21	1,056,000
	1,000,000+(i)(j)	Pangaea Re 2018-3, Variable Rate Notes, 7/1/22	1,009,900
	750,000+(i)(j)	Portrush Re 2017, Variable Rate Notes, 6/15/18	712,125
	250,000+(i)(j)	Promissum Re 2018, Variable Rate Notes, 6/15/19	236,700
	750,000+(i)(j)	Resilience Re, Variable Rate Notes, 6/4/19	963
	250,000+(i)(j)	Resilience Re, Variable Rate Notes, 6/7/19	245,875
	700,000+(i)(j)	Resilience Re, Variable Rate Notes, 12/31/19	374,500
	500,000(e)	Sanders Re, 5.324% (6 Month USD LIBOR + 311 bps), 6/5/20 (144A) (Cat Bond)	502,450
	500,000+(i)(j)	Seminole Re 2018, Variable Rate Notes, 1/15/19	465,000
	1,000,000+(i)(j)	Silverton Re 2016, Variable Rate Notes, 9/17/18 (144A)	5,200
	1,000,000+(i)(j)	Silverton Re 2017, Variable Rate Notes, 9/16/19 (144A)	209,000
	500,000(e)	Spectrum Capital Re, 7.917% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A) (Cat Bond)	502,600
	1,000,000+(i)(j)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	67,800
	500,000+(i)(j)	Thopas Re 2018, Variable Rates Notes, 12/31/21	530,350
	400,000(e)	Ursa Re, 5.25% (3 Month U.S. Treasury Bill + 525 bps), 12/10/20 (144A) (Cat Bond)	403,480
	500,000+(i)(j)	Versutus Re 2018, Variable Rate Notes, 12/31/21	522,850
	500,000+(i)(j)	Viribus Re 2018, Variable Rate Notes, 12/31/21	526,150
	1,000,000(e)	Vitality Re VII, 4.668% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A) (Cat Bond)	1,010,100
	500,000+(i)(j)	Wentworth Re 2017, Variable Rate Notes, 7/13/18	500,000
	250,000+(i)(j)	Wentworth Re 2018, Variable Rate Notes, 12/31/21	232,400
	Principal
	Amount
	USD ($)		Value
		Reinsurance - (continued)
	500,000+(i)(j)	Woburn Re 2018, Variable Rate Notes, 12/31/21	$519,550
			$35,893,349
		Total Insurance	$36,412,359
		MATERIALS - 7.5%
		Aluminum - 0.4%
	615,000	Novelis Corp., 5.875%, 9/30/26 (144A)	$589,631
		Commodity Chemicals - 0.6%
	300,000	Basell Finance Co. BV, 8.1%, 3/15/27 (144A)	$370,015
	175,000	Hexion US Finance Corp., 6.625%, 4/15/20	164,938
	336,000	Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25 (144A)	344,400
			$879,353
		Construction Materials - 0.2%
	215,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$236,663
		Copper - 1.0%
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	$486,875
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	426,594
	465,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22	450,469
			$1,363,938
		Diversified Chemicals - 0.8%
	55,000	Blue Cube Spinco, Inc., 9.75%, 10/15/23	$62,288
	55,000	Blue Cube Spinco, Inc., 10.0%, 10/15/25	63,731
	1,025,000	Koks OAO Via Koks Finance, DAC, 7.5%, 5/4/22 (144A)	1,021,359
			$1,147,378
		Diversified Metals & Mining - 1.0%
	210,000	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (144A)	$216,300
	330,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	350,625
	200,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	205,750
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	8,795
	70,000	Teck Resources, Ltd., 8.5%, 6/1/24 (144A)	77,087
	160,000	Vale Overseas, Ltd., 6.25%, 8/10/26	176,000
	375,000	Vedanta Resources Plc, 6.375%, 7/30/22 (144A)	368,438
			$1,402,995
		Fertilizers & Agricultural Chemicals - 0.2%
	200,000	CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	$212,750
		Metal & Glass Containers - 1.6%
	100,000(g)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	$101,000
	320,000	Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	333,600
EUR	150,000	Horizon Holdings I SAS, 7.25%, 8/1/23 (144A)	181,807
EUR	1,365,000	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 (144A)	1,660,563
			$2,276,970
		Paper Packaging - 0.3%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$403,650
		Specialty Chemicals - 0.4%
	410,000	A Schulman, Inc., 6.875%, 6/1/23	$428,963
	150,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	150,300
			$579,263
		Steel - 1.0%
	1,093,000	Metinvest BV, 7.75%, 4/23/23 (144A)	$1,057,401
	215,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	221,987
	200,000	United States Steel Corp., 6.25%, 3/15/26	200,000
			$1,479,388
		Total Materials	$10,571,979
		MEDIA - 2.3%
		Advertising - 0.9%
	1,448,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,277,860
		Broadcasting - 0.2%
	315,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	$303,187
		Cable & Satellite - 0.6%
	250,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$254,375
	300,000	Altice SA, 7.75%, 5/15/22 (144A)	298,500
	220,000	DISH DBS Corp., 7.75%, 7/1/26	192,225
			$745,100
		Publishing - 0.6%
	855,000	Gannett Co., Inc., 6.375%, 10/15/23	$882,788
		Total Media	$3,208,935
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
		Pharmaceuticals - 2.0%
	650,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 7/15/23 (144A)	$552,500
	240,000	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc., 6.0%, 2/1/25 (144A)	192,600
	225,000	Horizon Pharma, Inc., 6.625%, 5/1/23	226,688
	70,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	74,375
EUR	450,000	VRX Escrow Corp., 4.5%, 5/15/23	508,436
EUR	345,000	VRX Escrow Corp., 4.5%, 5/15/23 (144A)	389,801
	494,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	474,487
	Principal
	Amount
	USD ($)		Value
		Pharmaceuticals - (continued)
	430,000	VRX Escrow Corp., 7.0%, 3/15/24 (144A)	$455,908
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,874,795
		REAL ESTATE - 1.0%
		Specialized REIT - 1.0%
	1,520,000	Uniti Group, Inc. / CSL Capital LLC, 8.25%, 10/15/23	$1,421,200
		Total Real Estate	$1,421,200
		RETAILING - 0.9%
		Department Stores - 0.5%
	500,000	JC Penney Corp., Inc., 8.625%, 3/15/25 (144A)	$421,250
	350,000	Neiman Marcus Group, Ltd., LLC, 8.0%, 10/15/21 (144A)	220,500
			$641,750
		Speciality Stores - 0.4%
	677,000	PetSmart, Inc., 5.875%, 6/1/25 (144A)	$531,445
		Total Retailing	$1,173,195
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	200,000	Micron Technology, Inc., 5.5%, 2/1/25	$206,750
		Total Semiconductors & Semiconductor Equipment	$206,750
		SOFTWARE & SERVICES - 0.5%
		IT Consulting & Other Services - 0.5%
	130,000	Dell International LLC / EMC Corp., 7.125%, 6/15/24 (144A)	$139,750
	635,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	641,350
		Total Software & Services	$781,100
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
		Communications Equipment - 0.6%
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	$267,000
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	296,562
	280,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	288,400
			$851,962
		Technology Hardware, Storage & Peripherals - 0.5%
	710,000	Diebold Nixdorf, Inc., 8.5%, 4/15/24	$653,200
		Total Technology Hardware & Equipment	$1,505,162
		TELECOMMUNICATION SERVICES - 4.9%
		Integrated Telecommunication Services - 0.4%
	425,000	Altice France SA, 6.25%, 5/15/24 (144A)	$422,344
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	204,270
			$626,614
		Wireless Telecommunication Services - 2.1%
	225,000	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	$163,687
	750,000	Digicel, Ltd., 6.75%, 3/1/23	646,875
	200,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)	198,840
	340,000	Sprint Corp., 7.125%, 6/15/24	349,138
	485,000	Sprint Corp., 7.25%, 9/15/21	509,856
	850,000	Sprint Corp., 7.625%, 3/1/26	881,875
	250,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	248,057
			$2,998,328
		Wireline - 2.4%
	500,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	480,000
	1,165,000	Frontier Communications Corp., 8.75%, 4/15/22	985,881
	290,000	Frontier Communications Corp., 11.0%, 9/15/25	235,173
	1,300,000	Windstream Services LLC / Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,215,500
	529,000	Windstream Services LLC / Windstream Finance Corp., 8.75%, 12/15/24 (144A)	341,205
			$3,257,759
		Total Telecommunication Services	$6,882,701
		TRANSPORTATION - 1.1%
		Airlines - 0.3%
	155,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)	$155,077
	300,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	297,750
			$452,827
		Highways & Railtracks - 0.4%
MXN	4,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	$230,166
	260,000	Rumo Luxembourg S.a.r.l., 7.375%, 2/9/24 (144A)	269,620
			$499,786
		Logistics - 0.1%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$209,000
		Marine - 0.3%
	375,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$360,000
		Total Transportation	$1,521,613
		UTILITIES - 5.4%
		Electric Utilities - 2.2%
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$416,960
	575,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	578,795
	460,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	508,300
	1,275,000	Light Servicos de Eletricidade SA / Light Energia SA, 7.25%, 5/3/23 (144A)	1,262,250
	Principal
	Amount
	USD ($)		Value
		Electric Utilities - (continued)
	375,000	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	$365,955
			$3,132,260
		Gas Utilities - 0.7%
	425,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.5%, 5/1/21	$387,812
	665,000	Ferrellgas LP / Ferrellgas Finance Corp., 6.75%, 6/15/23	575,225
			$963,037
		Independent Power Producers & Energy Traders - 2.5%
	224,000	Calpine Corp., 5.75%, 1/15/25	$206,080
	570,000	NRG Energy, Inc., 6.625%, 1/15/27	$587,100
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	340,800
	218,625	NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	240,215
	900,000	Talen Energy Supply LLC, 4.6%, 12/15/21	769,500
	585,000(d)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	623,025
	633,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	687,596
			$3,454,316
		Total Utilities	$7,549,613
		TOTAL CORPORATE BONDS
		(Cost $134,996,663)	$137,775,080
		FOREIGN GOVERNMENT BONDS - 2.5% of Net Assets
		Angola - 0.3%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$464,217
		Argentina - 1.6%
	176,560	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$172,588
	360,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	351,004
	230,000	Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)	234,602
	670,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	573,694
	1,135,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	892,405
			$2,224,293
		Bahrain - 0.2%
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$279,750
		Kenya - 0.4%
	500,000	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	$509,407
		Mexico - 0.0%†
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$51,301
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $3,766,870)	$3,528,968
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 34.7% of Net Assets*(e)
		AUTOMOBILES & COMPONENTS - 1.1%
		Auto Parts & Equipment - 1.0%
	231,475	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.32% (LIBOR + 225 bps), 4/6/24	$231,089
	199,473	BBB Industries US Holdings, Inc., First Lien Term B Loan, 8.5% (PRIME + 350 bps), 11/3/21	199,972
	180,060	Energy Acquisition LP, Initial Term Loan, 6.589% (LIBOR + 425 bps), 6/26/25	179,385
	143,248	TI Group Automotive Systems LLC, Initial US Term Loan, 4.577% (LIBOR + 250 bps), 6/30/22	143,547
	661,578	Tower Automotive Holdings USA LLC, Initial Term Loan, 4.875% (LIBOR + 275 bps), 3/7/24	664,472
			$1,418,465
		Automobile Manufacturers - 0.1%
	106,796	Federal-Mogul Corp., Tranche C Term Loan, 5.822% (LIBOR + 375 bps), 4/15/21	$107,252
		Total Automobiles & Components	$1,525,717
		CAPITAL GOODS - 4.0%
		Aerospace & Defense - 0.4%
	293,955	DAE Aviation Holdings, Inc., Initial Term Loan, 5.83% (LIBOR + 375 bps), 7/7/22	$293,561
	322,348	DynCorp International, Inc., Term Loan B2, 8.086% (LIBOR + 600 bps), 7/7/20	323,691
			$617,252
		Building Products - 0.8%
	865,785	Builders FirstSource, Inc., Refinancing Term Loan, 5.334% (LIBOR + 300 bps), 2/29/24	$866,790
	296,981	Summit Materials LLC, New Term Loan, 4.077% (LIBOR + 200 bps), 11/21/24	297,055
			$1,163,845
		Construction Machinery & Heavy Trucks - 0.8%
	290,911	Clark Equipment Co. (aka Doosan Bobcat, Inc.), Repriced Term Loan, 4.334% (LIBOR + 200 bps), 5/18/24	$291,184
	487,500	Commercial Vehicle Group, Inc., Initial Term Loan, 8.077% (LIBOR + 600 bps), 4/12/23	491,156
	381,259	Navistar, Inc., Tranche B Term Loan, 5.6% (LIBOR + 350 bps), 11/6/24	383,761
			$1,166,101
		Electrical Components & Equipment - 0.4%
	100,000	Pelican Products, Inc., First Lien Term Loan, 5.592% (LIBOR + 350 bps), 5/1/25	$100,390
	411,259	WireCo WorldGroup, Inc., First Lien Initial Term Loan, 7.077% (LIBOR + 500 bps), 9/29/23	416,272
			$516,662
		Industrial Conglomerates - 0.9%
	569,722	DTI Holdco, Inc., Replacement B-1 Term Loan, 6.827% (LIBOR + 475 bps), 9/29/23	$568,536
	168,475	Filtration Group Corp., Initial Dollar Term Loan, 5.077% (LIBOR + 300 bps), 3/29/25	169,332
	497,690	Shape Technologies Group, Inc., Initial Term Loan, 5.148% (LIBOR + 300 bps), 4/20/25	496,446
			$1,234,314
		Industrial Machinery - 0.3%
	186,687	Blount International, Inc., Refinancing Term Loan, 6.342% (LIBOR + 425 bps), 4/12/23	$188,787
	Principal
	Amount
	USD ($)		Value
		Industrial Machinery - (continued)
	167,014	NN, Inc., Tranche B Term Loan, 5.827% (LIBOR + 375 bps), 10/19/22	$167,119
			$355,906
		Trading Companies & Distributors - 0.4%
	498,750	Beacon Roofing Supply, Inc., Initial Term Loan, 4.347% (LIBOR + 225 bps), 1/2/25	$499,240
	40,307	WESCO Distribution, Inc., Tranche B-1 Term Loan, 5.077% (LIBOR + 300 bps), 12/12/19	40,357
			$539,597
		Total Capital Goods	$5,593,677
		COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
		Diversified Support Services - 0.3%
	102,580	Asurion LLC (fka Asurion Corp.), New Term Loan B7, 5.077% (LIBOR + 300 bps), 11/3/24	$102,562
	325,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.577% (LIBOR + 650 bps), 8/4/25	329,875
			$432,437
		Environmental & Facilities Services - 0.2%
	241,999	Infiltrator Water Technologies LLC, First Lien Term B-2 Loan, 5.334% (LIBOR + 300 bps), 5/27/22	$243,511
		Security & Alarm Services - 0.6%
	742,500	Constellis Holdings LLC, First Lien Term B Loan, 7.334% (LIBOR + 500 bps), 4/21/24	$747,450
	125,034	Prime Security Services Borrower LLC, First Lien 2016-2 Refinancing Term B-1 Loan, 4.827% (LIBOR + 275 bps), 5/2/22	125,373
			$872,823
		Total Commercial & Professional Services	$1,548,771
		CONSUMER DURABLES & APPAREL - 0.9%
		Home Furnishings - 0.2%
	522,133	Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 10.097% (LIBOR + 800 bps), 11/8/24	$362,230
		Homebuilding - 0.2%
	250,000	Interior Logic Group Holdings IV LLC, Initial Term Loan, 6.342% (LIBOR + 400 bps), 5/30/25	$250,625
		Leisure Products - 0.5%
	347,375	Bass Pro Group LLC, Initial Term Loan, 7.077% (LIBOR + 500 bps), 9/25/24	$350,067
	360,038	Bombardier Recreational Products, Inc., Term B Loan, 4.08% (LIBOR + 200 bps), 5/23/25	359,401
			$709,468
		Total Consumer Durables & Apparel	$1,322,323
		CONSUMER SERVICES - 2.7%
		Casinos & Gaming - 0.5%
	164,957	Eldorado Resorts, Inc., Term Loan, 4.401% (LIBOR + 225 bps), 4/17/24	$165,215
	555,007	Scientific Games International, Inc., Initial Term B-5 Loan, 4.903% (LIBOR + 275 bps), 8/14/24	556,047
			$721,262
		Education Services - 0.8%
	729,506	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-2 Loan, 6.084% (LIBOR + 375 bps), 8/12/22	$732,151
	466,667	Laureate Education, Inc., Series 2024 Term Loan, 5.577% (LIBOR + 350 bps), 4/26/24	468,352
			$1,200,503
		Leisure Facilities - 0.2%
	252,150	Fitness International LLC, Term B Loan, 5.469% (LIBOR + 325 bps), 4/18/25	$253,883
		Restaurants - 0.8%
	344,897	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.327% (LIBOR + 225 bps), 2/16/24	$345,148
	500,000(k)	Dhanani Group, Inc., Term Loan B, 6/27/25	497,500
	240,414	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial Term Loan B, 4.827% (LIBOR + 275 bps), 10/4/23	241,432
			$1,084,080
		Specialized Consumer Services - 0.4%
	527,212	Creative Artists Agency LLC, Refinancing Term Loan, 5.072% (LIBOR + 300 bps), 2/15/24	$529,271
		Total Consumer Services	$3,788,999
		DIVERSIFIED FINANCIALS - 1.2%
		Diversified Capital Markets - 0.2%
	242,188	Freedom Mortgage Corp., Initial Term Loan, 6.817% (LIBOR + 475 bps), 2/23/22	$244,004
		Investment Banking & Brokerage - 0.2%
	174,563	Duff & Phelps Investment Management Co., Initial Term Loan, 5.584% (LIBOR + 325 bps), 2/13/25	$174,796
	178,154	LPL Holdings, Inc., Tranche B Term Loan, 4.488% (LIBOR + 225 bps), 9/23/24	178,544
			$353,340
		Specialized Finance - 0.8%
	173,736	Avast Software BV, 2018 Refinancing Dollar Term Loan, 4.834% (LIBOR + 250 bps), 9/29/23	$174,556
	200,000	CTC AcquiCo GmbH, Facility B2, 5.568% (LIBOR + 325 bps), 3/7/25	198,282
	241,875	DBRS, Ltd., Initial Term Loan, 7.557% (LIBOR + 525 bps), 3/4/22	242,782
	495,000	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 7.59% (LIBOR + 525 bps), 4/29/24	498,713
			$1,114,333
		Total Diversified Financials	$1,711,677
		ENERGY - 1.9%
		Oil & Gas Drilling - 0.4%
	250,000	Gavilan Resources LLC, Second Lien Initial Term Loan, 8.079% (LIBOR + 600 bps), 3/1/24	$247,656
	Principal
	Amount
	USD ($)		Value
		Oil & Gas Drilling - (continued)
	250,000	Traverse Midstream Partners LLC, Advance Term Loan, 6.34% (LIBOR + 400 bps), 9/27/24	$251,250
			$498,906
		Oil & Gas Equipment & Services - 0.1%
	200,000	Keane Group Holdings LLC, Initial Term Loan, 5.875% (LIBOR + 375 bps), 5/25/25	$199,750
		Oil & Gas Exploration & Production - 0.6%
	250,000	California Resources Corp., Term Loan, 12.439% (LIBOR + 1,038 bps), 12/31/21	$277,500
	550,000	Chesapeake Energy Corp., Term Loan, Class A, 9.577% (LIBOR + 750 bps), 8/23/21	576,641
			$854,141
		Oil & Gas Storage & Transportation - 0.4%
	650,040	Gulf Finance LLC, Tranche B Term Loan, 7.59% (LIBOR + 525 bps), 8/25/23	$568,650
		Pipeline - 0.4%
	531,813	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.077% (LIBOR + 600 bps), 5/13/22	$539,956
		Total Energy	$2,661,403
		FOOD, BEVERAGE & TOBACCO - 0.6%
		Agricultural Products - 0.1%
	98,253	NVA Holdings, Inc., First Lien Term B3 Loan, 4.827% (LIBOR + 275 bps), 2/2/25	$98,099
		Packaged Foods & Meats - 0.5%
	459,478	Dole Food Co., Inc., Tranche B Term Loan, 4.837% (LIBOR + 275 bps/PRIME + 175 bps), 4/6/24	$459,766
	347,375	Give and Go Prepared Foods Corp. (fka GG Foods Acquisition Corp.), First Lien 2017 Term Loan, 6.584% (LIBOR + 425 bps), 7/29/23	323,059
			$782,825
		Total Food, Beverage & Tobacco	$880,924
		HEALTH CARE EQUIPMENT & SERVICES - 3.2%
		Health Care Facilities - 0.8%
	430,952	CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, 5.557% (LIBOR + 325 bps), 1/27/21	$424,526
	142,217	Envision Healthcare Corp. (fka Emergency Medical Services Corp.), Initial Term Loan, 5.08% (LIBOR + 300 bps), 12/1/23	142,372
	605,000(k)	Gentiva Health Services, Inc., Second Lien Initial Term Loan, 7/2/26	617,856
			$1,184,754
		Health Care Services - 1.3%
	246,875	ExamWorks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan, 5.327% (LIBOR + 325 bps), 7/27/23	$248,650
	200,000	Genoa Healthcare Co., LLC, Second Lien Initial Term Loan, 10.077% (LIBOR + 800 bps), 10/28/24	203,000
	145,835	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.125% (LIBOR + 375 bps), 7/2/25	146,834
	340,375	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.827% (LIBOR + 375 bps), 4/7/22	342,502
	196,288	National Mentor Holdings, Inc., Tranche B Term Loan, 5.334% (LIBOR + 300 bps), 1/31/21	197,208
	196,985	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.577% (LIBOR + 450 bps), 10/20/22	197,395
	491,269	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.625% (LIBOR + 550 bps), 2/22/24	493,725
			$1,829,314
		Health Care Supplies - 0.5%
	183,150	Kinetic Concepts, Inc., Dollar Term Loan, 5.584% (LIBOR + 325 bps), 2/2/24	$183,951
	493,750	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.334% (LIBOR + 300 bps), 5/15/22	494,521
			$678,472
		Health Care Technology - 0.6%
	246,875	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.827% (LIBOR + 275 bps), 3/1/24	$246,798
	249,375	Chloe OX Parent LLC, Initial Term Loan, 6.834% (LIBOR + 450 bps), 12/23/24	250,154
	355,258^	Medical Card System, Inc., Term Loan, 6.839% (LIBOR + 450 bps), 9/2/19	230,918
	75,792	Quintiles IMS, Inc., Term B-1 Dollar Loan, 4.334% (LIBOR + 200 bps), 3/7/24	75,839
			$803,709
		Total Health Care Equipment & Services	$4,496,249
		HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
		Cleaning Products - 0.1%
	148,500	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.827% (LIBOR + 475 bps), 6/30/24	$149,676
		Household Products - 0.5%
	347,375	Alphabet Holding Co., Inc. (aka Nature's Bounty), First Lien Initial Term Loan, 5.577% (LIBOR + 350 bps), 9/26/24	$327,401
	396,000	WKI Holding Co., Inc., Initial Term Loan, 6.358% (LIBOR + 400 bps), 5/1/24	389,070
			$716,471
		Personal Products - 0.4%
	764,278	Revlon Consumer Products Corp., Initial Term B Loan, 5.577% (LIBOR + 350 bps), 9/7/23	$568,841
		Total Household & Personal Products	$1,434,988
		INSURANCE - 1.8%
		Life & Health Insurance - 0.3%
	487,642	Integro, Inc., First Lien Initial Term Loan, 8.064% (LIBOR + 575 bps), 10/31/22	$488,862
		Property & Casualty Insurance - 1.5%
	299,746	Acrisure LLC, 2017-2 First Lien Refinancing Term Loan, 6.592% (LIBOR + 425 bps), 11/22/23	$300,777
	163,549	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.078% (LIBOR + 300 bps), 5/9/25	163,703
	Principal
	Amount
	USD ($)		Value
		Property & Casualty Insurance - (continued)
	593,765	Confie Seguros Holding II Co., Second Lien Term Loan, 11.807% (LIBOR + 950 bps), 5/8/19	$585,848
	504,489	Confie Seguros Holding II Co., Term B Loan, 7.557% (LIBOR + 525 bps), 4/19/22	501,967
	496,250	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.334% (LIBOR + 300 bps), 5/16/24	495,746
			$2,048,041
		Total Insurance	$2,536,903
		MATERIALS - 5.5%
		Construction Materials - 0.4%
	114,000	84 Lumber Co., Term B-1 Loan, 7.314% (LIBOR + 525 bps), 10/25/23	$115,330
	492,500	American Bath Group LLC, First Lien Replacement Term Loan, 6.584% (LIBOR + 425 bps), 9/30/23	495,988
			$611,318
		Diversified Chemicals - 1.3%
	306,449	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-2 Term Loan, 5.569% (LIBOR + 325 bps), 9/13/23	$308,365
	230,886	Allnex (Luxembourg) & Cy SCA (fka AI Chem & Cy SCA), Tranche B-3 Term Loan, 5.569% (LIBOR + 325 bps), 9/13/23	232,329
	290,025	Chemours Co., Tranche B-2 US Dollar Term Loan, 3.83% (LIBOR + 175 bps), 4/3/25	289,299
	366,686	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	367,832
	127,846	Tronox, Ltd., First Lien Blocked Dollar Term Loan, 5.077% (LIBOR + 300 bps), 9/23/24	128,685
	295,029	Tronox, Ltd., First Lien Initial Dollar Term Loan, 5.077% (LIBOR + 300 bps), 9/23/24	296,965
	206,295	Univar USA, Inc., Term B-3 Loan, 4.577% (LIBOR + 250 bps), 7/1/24	207,155
			$1,830,630
		Diversified Metals & Mining - 1.1%
	765,000	Aleris International, Inc., Initial Term Loan, 6.827% (LIBOR + 475 bps), 2/27/23	$774,562
	491,250	Global Brass and Copper, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 5/29/25	490,022
	299,250	US Silica Co., Term Loan, 6.125% (LIBOR + 400 bps), 5/1/25	299,749
			$1,564,333
		Metal & Glass Containers - 0.8%
	473,204	Tank Holding Corp. (Roto Acquisition Corp.), Replacement Term Loan, 5.659% (LIBOR + 350 bps), 3/16/22	$475,373
	595,508	Twist Beauty International Holdings SA, Facility B2, 5.445% (LIBOR + 300 bps), 4/22/24	594,763
			$1,070,136
		Paper Packaging - 0.4%
	512,022	Caraustar Industries, Inc., Refinancing Term Loan, 7.834% (LIBOR + 550 bps), 3/14/22	$516,246
		Paper Products - 0.4%
	244,818	Expera Specialty Solutions LLC, Term Loan B, 6.203% (LIBOR + 425 bps), 11/3/23	$245,736
	161,060	Ranpak Corp., Second Lien Initial Term Loan, 9.329% (LIBOR + 725 bps), 10/3/22	162,268
	196,947	Ranpak Corp., Tranche B-1 USD Term Loan, 5.327% (LIBOR + 325 bps), 10/1/21	197,439
			$605,443
		Specialty Chemicals - 0.8%
	267,822	MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-7 Term Loan, 4.577% (LIBOR + 250 bps), 6/7/20	$268,826
	565,648	Omnova Solutions, Inc., Term B-2 Loan, 5.327% (LIBOR + 325 bps), 8/25/23	570,598
	247,505	Unifrax I LLC, Initial Dollar Term Loan, 5.834% (LIBOR + 350 bps), 4/4/24	250,238
			$1,089,662
		Steel - 0.3%
	490,038	Zekelman Industries, Inc. (fka JMC Steel Group, Inc.), Term Loan, 4.582% (LIBOR + 225 bps), 6/14/21	$490,728
		Total Materials	$7,778,496
		MEDIA - 2.2%
		Advertising - 0.5%
	245,650	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.827% (LIBOR + 375 bps), 8/16/23	$247,186
	408,750	Red Ventures LLC (New Imagitas, Inc.), First Lien Term Loan, 6.077% (LIBOR + 400 bps), 11/8/24	413,195
			$660,381
		Broadcasting - 0.9%
	162,130	A-L Parent LLC (aka Learfield Communications), First Lien Initial Term Loan, 5.33% (LIBOR + 325 bps), 12/1/23	$163,346
	197,500	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.322% (LIBOR + 225 bps), 7/17/25	196,778
	204,247	Hubbard Radio LLC, Term Loan, 5.08% (LIBOR + 300 bps), 3/28/25	204,843
	215,504	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.087% (LIBOR + 575 bps), 8/13/21	216,648
	446,439	Univision Communications, Inc., First Lien 2017 Replacement Repriced Term Loan, 4.827% (LIBOR + 275 bps), 3/15/24	434,127
			$1,215,742
		Publishing - 0.8%
	460,905	DH Publishing LP, Term B-6 Loan, 4.329% (LIBOR + 225 bps), 8/20/23	$461,654
	5,864	Lee Enterprises, Inc., First Lien Term Loan, 8.327% (LIBOR + 625 bps), 3/31/19	5,872
	751,360	McGraw-Hill Global Education Holdings LLC, First Lien Term B Loan, 6.077% (LIBOR + 400 bps), 5/4/22	741,404
			$1,208,930
		Total Media	$3,085,053
	Principal
	Amount
	USD ($)		Value
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
		Life Sciences Tools & Services - 0.2%
	230,327	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Dollar Term Loan, 4.327% (LIBOR + 225 bps), 5/20/24	$230,957
		Pharmaceuticals - 0.5%
	246,722	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.092% (LIBOR + 300 bps), 6/2/25	$247,293
	481,192	Horizon Pharma, Inc., Third Amendment Refinanced Term Loan, 5.375% (LIBOR + 325 bps), 3/29/24	493,221
			$740,514
		Total Pharmaceuticals, Biotechnology & Life Sciences	$971,471
		REAL ESTATE - 0.3%
		Specialized REIT - 0.3%
	487,566	Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 5.077% (LIBOR + 300 bps), 10/24/22	$467,679
		Total Real Estate	$467,679
		RETAILING - 0.9%
		Automotive Retail - 0.5%
	629,031	CWGS Group LLC, Term Loan, 4.847% (LIBOR + 275 bps), 11/8/23	$628,087
		Department Stores - 0.3%
	496,104	Neiman Marcus Group, Ltd., LLC, Other Term Loan, 5.336% (LIBOR + 325 bps), 10/25/20	$438,928
		Specialty Stores - 0.1%
	153,333	PetSmart, Inc., Tranche B-2 Term Loan, 5.1% (LIBOR + 300 bps), 3/11/22	$127,810
		Total Retailing	$1,194,825
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
		Semiconductors - 0.5%
	491,212	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.327% (LIBOR + 225 bps), 5/17/24	$487,630
	246,851	Micron Technology, Inc., Term Loan, 3.83% (LIBOR + 175 bps), 4/26/22	248,162
		Total Semiconductors & Semiconductor Equipment	$735,792
		SOFTWARE & SERVICES - 1.3%
		Application Software - 0.3%
	500,000	STG-Fairway Acquisitions, Inc., First Lien Term Loan, 7.592% (LIBOR + 525 bps), 6/30/22	$500,000
		Data Processing & Outsourced Services - 0.2%
	230,733	First Data Corp., 2024A New Dollar Term Loan, 4.069% (LIBOR + 200 bps), 4/26/24	$230,982
		IT Consulting & Other Services - 0.8%
	346,124	Go Daddy Operating Co., LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan, 4.327% (LIBOR + 225 bps), 2/15/24	$347,206
	246,881	Rackspace Hosting, Inc., First Lien Initial Term B Loan, 5.363% (LIBOR + 300 bps), 11/3/23	246,109
	300,000	Rocket Software, Inc., Second Lien Term Loan, 11.834% (LIBOR + 950 bps), 10/14/24	303,000
	247,500	Tempo Acquisition LLC, Initial Term Loan, 5.077% (LIBOR + 300 bps), 5/1/24	248,088
			$1,144,403
		Total Software & Services	$1,875,385
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
		Electronic Components - 0.4%
	543,775	Mirion Technologies (Finance) LLC (Mirion Technologies, Inc.), First Lien Initial Term Loan, 6.976% (LIBOR + 475 bps), 3/31/22	$543,095
		Total Technology Hardware & Equipment	$543,095
		TELECOMMUNICATION SERVICES - 1.3%
		Integrated Telecommunication Services - 0.9%
	746,250	CenturyLink, Inc., Initial Term B Loan, 4.827% (LIBOR + 275 bps), 1/31/25	$736,067
	486,811	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.331% (LIBOR + 225 bps), 2/22/24	488,231
			$1,224,298
		Wireless Telecommunication Services - 0.4%
	198,500	Digicel International Finance, Ltd., First Lien Initial Term B Loan, 5.33% (LIBOR + 325 bps), 5/27/24	$191,156
	345,625	Sprint Communications, Inc., Initial Term Loan, 4.625% (LIBOR + 250 bps), 2/2/24	346,100
			$537,256
		Total Telecommunication Services	$1,761,554
		TRANSPORTATION - 1.2%
		Marine - 0.7%
	552,140	Commercial Barge Line Co., Initial Term Loan, 10.827% (LIBOR + 875 bps), 11/12/20	$453,272
	468,750	Navios Maritime Partners LP, Initial Term Loan, 7.33% (LIBOR + 500 bps), 9/14/20	470,313
			$923,585
		Trucking - 0.5%
	678,820	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.577% (LIBOR + 850 bps), 7/26/22	$686,740
		Total Transportation	$1,610,325
		UTILITIES - 0.9%
		Electric Utilities - 0.6%
	488,704	APLP Holdings, Ltd., Partnership, Term Loan, 5.077% (LIBOR + 300 bps), 4/13/23	$490,904
	285,305	TPF II Power LLC (TPF II Convert Midco LLC), Term Loan, 5.827% (LIBOR + 375 bps), 10/2/23	287,155
			$778,059
	Principal
	Amount
	USD ($)		Value
		Independent Power Producers & Energy Traders - 0.3%
	495,193	TerraForm AP Acquisition Holdings LLC, Term Loan, 6.584% (LIBOR + 425 bps), 6/27/22	$495,966
		Total Utilities	$1,274,025
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $48,998,700)	$48,799,331
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0% of Net Assets
	520,000(l)	Federal Home Loan Bank Discount Notes, 8/13/18	$519,668
	1,500,000(l)	U.S. Treasury Bills, 8/2/18	1,499,925
	2,555,000(l)	U.S. Treasury Bills, 8/9/18	2,553,944
	1,020,000(l)	U.S. Treasury Bills, 8/16/18	1,019,208
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $5,592,804)	$5,592,745
	Shares		Value
		RIGHTS/WARRANTS –0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	49(a)(m)	LTR Intermediate Holdings, Inc.	$ –
		Total Capital Goods	$ –
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	1,981^(a)(n)	Midstates Petroleum Co., Inc.	$ –
		Total Energy	$ –
		TOTAL RIGHTS/WARRANTS
		(Cost $1)	$ –
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
18,332^(o)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	18,332	USD	–(q)	10/23/22	$–
18,332^(p)	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN	18,332	USD	–(q)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $0)							$–
	CURRENCY PUT OPTION PURCHASED - 0.0%†
3,522,000	Put EUR Call USD	Brown Brothers Harriman & Co.	EUR	50,168	EUR	1.15	5/27/19	$46,967
	TOTAL CURRENCY PUT OPTION PURCHASED
	(Premiums paid $50,168)							$46,967
	TOTAL OPTIONS PURCHASED
	(Premiums paid $50,168)							$46,967
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 144.2%
	(Cost $200,172,659)(r)							$202,965,284
	CURRENCY CALL OPTION WRITTEN - 0.0%†
(3,522,000)	Put EUR Call USD	Brown Brothers Harriman & Co.	EUR	(50,168)	EUR	1.27	5/27/19	$(32,484)
	TOTAL CURRENCY CALL OPTION WRITTEN
	(Premiums received $(50,168))							$(32,484)
	OTHER ASSETS AND LIABILITIES - (44.2)%							$(62,163,055)
	NET ASSETS - 100.0%							$140,769,745
BPS	Basis Point.
CMT	Constant Maturity Treasury.
EURIBOR	Euro Interbank Offer Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2018, the value of these securities amounted to $89,607,071, or 63,7% of net assets.

(Cat Bond)	Catastrophe or event-linked bond. At July 31, 2018, the value of these securities amounted to $14,353,090, or 10.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2018

+	Securities that used significant unobservable inputs to determine their value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2018.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2018.
(e)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2018.
(f)	Security is priced as a unit.
(g)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(h)	Security is in default.
(i)	Structured reinsurance investment. At July 31, 2018, the value of these securities amounted to $21,540,259, or 15.3% of net assets.
(j)	Rate to be determined.
(k)	This term loan will settle after July 31, 2018, at which time the interest rate will be determined.
(l)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(m)	LTR Intermediate Holdings, Inc. is exercisable into 49 shares.
(n)	Midstates Petroleum Co., Inc. is exercisable into 1,981 shares.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(p)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(q)	Strike price is 1 Mexican Peso (MXN).
(r)	Distributions of investments by country of issue, as a percentage of total investments holdings based on country of domicile, is as follows:

United States	59.8%
Bermuda	16.3
Netherlands	3.2
Luxembourg	3.0
Argentina	2.1
Canada	2.0
Ireland	1.9
United Kingdom	1.9
Mexico	1.2
Brazil	1.2
France	1.1
Cayman Islands	1.0
Other (individually less than 1%)	5.3
100.0%
FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	260,405	MXN	(5,212,200)	Goldman Sachs International	8/31/18	$(17,660)
USD	1,710,365	EUR	(1,461,123)	State Street Bank & Trust Co.	9/28/18	(6,003)
USD	259,324	IDR	(3,738,885,000)	State Street Bank & Trust Co.	9/28/18	1,827
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(21,836)
SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Received	Unrealized Appreciation	Market Value
45,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$(5,512)	$7,795	$2,283
75,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,188)	12,991	3,803
80,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,000)	13,057	4,057
TOTAL SWAP CONTRACTS						$(23,700)	$33,843	$10,143

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
USD	-	United States Dollar

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2018, in valuing the Trust's investments.
	Level 1	Level 2		Level 3	Total
Common Stocks
Health Care Equipment & Services
Health Care Technology	$–	$–		$699	$699
Retailing
Computer & Electronics Retail	–	–		87,543	87,543
All Other Common Stocks	6,671	–		–	6,671
Convertible Preferred Stock	979,625	–		–	979,625
Preferred Stocks
Diversified Financials
Specialized Finance	–	537,500		–	537,500
Materials
Diversified Chemicals	–	–		45,523	45,523
All Other Preferred Stocks	1,080,735	–		–	1,080,735
Asset Backed Security	–	870,537		–	870,537
Collateralized Mortgage Obligations	–	32,399		–	32,399
Commercial Mortgage-Backed Securities	–	1,666,711		–	1,666,711
Convertible Corporate Bond	–	1,914,250		–	1,914,250
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	–	–		6,969,256	6,969,256
Insurance
Reinsurance	–	14,353,090		21,540,259	35,893,349
All Other Corporate Bonds	–	94,912,475		–	94,912,475
Foreign Government Bonds	–	3,528,968		–	3,528,968
Senior Secured Floating Rate Loan Interests
Health Care Equipment & Services
Health Care Technology	–	572,791		230,918	803,709
All Other Senior Secured Floating Rate Loan Interests	–	47,995,622		–	47,995,622
U.S. Government and Agency Obligations	–	5,592,745		–	5,592,745
Rights/Warrants
Capital Goods
Industrial Machinery	–	–	*	–	–	*
Energy
Oil & Gas Exploration & Production	–	–	*	–	–	*
Over The Counter (OTC) Call Options Purchased	–	–	*	–	–	*
Currency Put Option Purchased	–	46,967		–	46,967
Total Investments in Securities	$2,067,031	$172,024,055		$28,874,198	$202,965,284
Other Financial Instruments
Currency Put Option Written	$–	$(32,484)		$–	$(32,484)
Net unrealized depreciation on forward foreign currency contracts	–	(21,836)		–	(21,836)
Swap contracts, at value	–	10,143		–	10,143
Total Other Financial Instruments	$–	$(44,177)		$–	$(44,177)
* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Balance as of 4/30/18	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales		Accrued discounts/ premiums	Transfers In and out of Level 3 categories*	Balance as of 7/31/18
Common Stocks
Capital Goods
Industrial Machinery	$103	$(103)	$--	$--	$	$ --	$--	$--	$--
Health Care Equipment & Services
Health Care Technology	699	--	--	--		--	--	--	699
Retailing
Computer & Electronics Retailing	82,913	--	4,630	--		--	--	--	87,543
Preferred Stocks
Materials
Diversified Chemicals	45,523	--	--	--		--	--	--	45,523
Corporate Bonds
Diversified Financials
Other Diversified Financial Services	6,816,404	--	146,680	--		--	6,172	--	6,969,256
Insurance
Reinsurance	21,844,267	(11,198)	(431,700)	3,765,575		(3,607,908)	(18,777)	--	21,540,259
Senior Secured Floating Rate Loan Interests
Capital Goods
Aerospace & Defense	1,007,250	26,517	(27,035)	--		(1,007,200)	468	--	--
Health Care Equipment & Services
Health Care Technology	243,918	715	2,686	--		(20,000)	3,599	--	230,918
Total	$30,041,077	$15,931	$(304,739)	$3,765,575		$(4,635,108)	$(8,538)	$--	$28,874,198

*	Transfers are calculated on the beginning of period values. During the three months ended July 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2018: $(147,050).

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at July 31, 2018. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value 7/31/18	Valuation Technique	Unobservable Input	Value/ Range
Common Stocks	$ 88,242	Market Comparables	EBITDA Multiples(1)	4x-6x
Preferred Stocks	$ 45,523	Market Comparables	EBITDA Multiples(1)	7x-8.5x
Corporate Bonds & Notes	$ 6,969,256	Market Comparables	Yield Premiums(2)	0.078%
Senior Secured Floating Rate Loan Interests	$ 230,918	Market Comparables	Yield Comparables	6.54%-14.0%
(1)	An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.
(2)	An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ Lisa M.Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
          Lisa M.Jones, President and Chief Executive Officer

Date September 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                      Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date September 28, 2018

* Print the name and title of each signing officer under his or her signature.